Loans Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of outstanding convertible promissory notes

Debt Type	Issuance Date	Original Principal	Additional Principal	Total Principal	Maturity Date	Warrants	Interest Rate Information
A	6/30/2018	$264	$-	$264	6/30/2021	-	0.0% interest (1)
B	4/27/2018	$1,100	4	1,104	1/16/2019	4,313,725	8.0% interest (2)
B	1/16/2018	$1,000	3	1,003	1/16/2019	1,851,851	8.0% interest (2)
C	8/17/2016	3,000	11	3,011	8/17/2019	17,647,056	8.0% interest (2)
D	6/29/2016	50	2	52	8/24/2019	89,286	14% interest - 12% cash, 2% added to principal
D	6/13/2016	200	21	221	8/24/2019	357,143	14% interest - 12% cash, 2% added to principal
D	6/13/2016	250	17	267	8/24/2019	446,429	14% interest - 12% cash, 2% added to principal
D	5/3/2016	500	22	522	8/24/2019	892,857	14% interest - 12% cash, 2% added to principal
D	12/28/2015	150	8	158	8/24/2019	267,857	14% interest - 12% cash, 2% added to principal
D	12/28/2015	500	25	525	8/24/2019	892,857	14% interest - 12% cash, 2% added to principal
D	12/28/2015	600	30	630	8/24/2019	1,071,429	14% interest - 12% cash, 2% added to principal
D	10/26/2015	300	16	316	8/24/2019	535,714	14% interest - 12% cash, 2% added to principal
D	10/15/2015	150	8	158	8/24/2019	267,857	14% interest - 12% cash, 2% added to principal
D	10/15/2015	500	28	528	8/24/2019	892,857	14% interest - 12% cash, 2% added to principal
D	6/23/2015	400	25	425	8/24/2019	640,000	14% interest - 12% cash, 2% added to principal
D	6/23/2015	119	37	156	8/24/2019	935,210	Refinanced May 20, 2015 debt, 14% interest(3)
D	5/20/2015	465	-	465	8/24/2019	762,295	14% interest - 12% cash, 2% added to principal
		$9,548	$257	$9,805		31,864,423
	Debt discount			(1,893)
	Total debt	$9,548		$7,912

A – Secured Disbursed Escrow Promissory Note

B – Revolving Loan

C – Term Loan

D – Convertible Promissory Note

(1) 0.0% interest per annum when total borrowings under the term and revolver loans, in aggregate, are below $4,000,000 in principal (disregarding paid-in-kind (“PIK”) interest); 8.0% cash, when total borrowing under the term and revolver loans, in aggregate, exceed $4,000,000 in principal (disregarding PIK interest)

(2) 8.0% interest per annum when total borrowings under the term and revolver loans, in aggregate, are below $4,000,000 in principal (disregarding PIK interest); 8.0% cash, 2.0% PIK when total borrowing under the term and revolver loans, in aggregate, exceed $4,000,000 in principal (disregarding PIK interest)

(3) 12.0% cash, 2.0% added to principal

NOTE 6: LOANS PAYABLE

At the end of December 2016 and the beginning of January 2017, Slipstream Communications, LLC, a related party, see Note 8: Related Party Transactions, purchased all of our outstanding debt from the original debtholders. The terms of the debt have remained the same. The outstanding debt with detachable warrants are shown in the table below. Further discussion of the notes follows.

Issuance Date	Original Principal	Additional Principal	Total Principal	Maturity Date	Warrants
8/17/2016	3,000	-	3,000	8/17/2019	17,647,056	8.0% interest
6/29/2016	50	2	52	4/10/2019	89,286	14% interest*
6/13/2016	200	19	219	4/10/2019	357,143	14% interest*
6/13/2016	250	14	264	4/10/2019	446,429	14% interest*
5/3/2016	500	17	517	4/10/2019	892,857	14% interest*
12/28/2015	150	6	156	4/10/2019	267,857	14% interest*
12/28/2015	500	20	520	4/10/2019	892,857	14% interest*
12/28/2015	600	24	624	4/10/2019	1,071,429	14% interest*
10/26/2015	300	13	313	4/10/2019	535,714	14% interest*
10/15/2015	150	7	157	4/10/2019	267,857	14% interest*
10/15/2015	500	23	523	4/10/2019	892,857	14% interest*
6/23/2015	400	21	421	4/10/2019	640,000	14% interest*
6/23/2015	119	31	150	4/10/2019	935,210	Refinanced May 20, 2015 debt, 14% interest *
5/20/2015	465	-	465	4/10/2019	762,295	14% cash interest
	$7,184	$197	$7,381		25,698,847
Debt discount			(1,916)
Total debt	$7,184		$5,465

*	12% cash, 2% added to principal